Goodwill - Cash Generating Units (Details) - Goodwill ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	¥ 4,240,251
Prescription drugs sold worldwide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,764,200
Prescription drugs sold outside of the United States and Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	403,474
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	¥ 72,577